Investment in equity investees (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Measurement Alternative and NAV practical expedient investments
Carrying amount of cost method investments				¥ 9,750,726
Carrying amount of investment under NAV practical expedient		¥ 2,515,919	¥ 944,378
Carrying values of equity investments measured at fair value using the Measurement Alternative		17,580,557	17,104,784
Measurement alternative and NAV practical expedient investments		6,198,126	¥ 12,108,139	¥ 6,217,682
AiHuiShou International Co Ltd
Measurement Alternative and NAV practical expedient investments
Cost of investment	¥ 3,380,825
Cash consideration paid	¥ 138,582
Exclusive traffic resources	5 years
Top investee one
Measurement Alternative and NAV practical expedient investments
Measurement alternative and NAV practical expedient investments		3,380,825
Top investee two
Measurement Alternative and NAV practical expedient investments
Measurement alternative and NAV practical expedient investments		¥ 1,296,245